Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Profit (loss) before income taxes from continuing operations	$ 204,577	$ 84,780	$ 126,469
Primary tax rate of the Company	23.00%	23.00%	23.00%
Tax calculated according to the Company’s primary tax rate	$ 47,053	$ 19,499	$ 29,088
Increase (decrease) in income taxes Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(3,175)	(1,779)	(1,653)
Different tax rate of foreign subsidiaries	(611)	(2,557)	(2,080)
Non-deductible expenses	2,328	2,302	1,662
Exempt income	(7,016)	(390)	(1,282)
Utilization of tax losses and benefits from prior years	2,243	1,126	924
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,737	1,537	3,433
Change in taxes in respect of previous years	0	(1,420)	(1,847)
Other tax effects for reconciliation between accounting profit and tax expense (income)	1,316	(43)	183
Total income taxes from continuing operations as presented in profit or loss	$ 43,875	$ 18,275	$ 28,428